Exhibit 99.7

Monthly Investor Report: Verizon Master Trust - VZMT 2025-3

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
July 2026		08/20/2026		17		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	3/22/27	03/20/2030	$706,008,000.00		4.51%			4.51%
Class A-1b	3/22/27	03/20/2030	$185,000,000.00	31	SOFR +0.55%	08/13/2026	3.63650%	4.19%
Class B	3/22/27	03/20/2030	$68,120,000.00		4.77%			4.77%
Class C	3/22/27	03/20/2030	$40,872,000.00		4.90%			4.90%

Total			$1,000,000,000.00

Series 2025-3 Allocation % x Group One Available Funds	$69,787,084.52
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$69,787,084.52

Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$75.69	$75.69	$0.00	$0.00	$69,787,008.83
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$69,787,008.83
Asset Representations Reviewer Fee	$38.88	$38.88	$0.00	$0.00	$69,786,969.95
Supplemental ARR Fee	$155.52	$155.52	$0.00	$0.00	$69,786,814.43
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$69,785,564.43
Servicing Fee	$771,734.57	$771,734.57	$0.00	$0.00	$69,013,829.86
Class A-1a Note Interest	$2,653,413.40	$2,653,413.40	$0.00	$0.00	$66,360,416.46
Class A-1b Note Interest	$666,932.71	$666,932.71	$0.00	$0.00	$65,693,483.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,693,483.75
Class B Note Interest	$270,777.00	$270,777.00	$0.00	$0.00	$65,422,706.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,422,706.75
Class C Note Interest	$166,894.00	$166,894.00	$0.00	$0.00	$65,255,812.75
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,255,812.75
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$65,255,812.75
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,255,812.75
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$65,255,812.75
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$65,255,812.75
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$65,255,812.75
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$65,255,812.75
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$65,255,812.75
Class R Interest	$65,255,812.75	$65,255,812.75	$0.00	$0.00	$0.00

Total	$69,787,084.52	$69,787,084.52	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,653,413.40	$0.00	$0.00	$2,653,413.40
Class A-1b	$0.00	$0.00	$666,932.71	$0.00	$0.00	$666,932.71
Class B	$0.00	$0.00	$270,777.00	$0.00	$0.00	$270,777.00
Class C	$0.00	$0.00	$166,894.00	$0.00	$0.00	$166,894.00

Total	$0.00	$0.00	$3,758,017.11	$0.00	$0.00	$3,758,017.11

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.76	$0.00	$3.76	$706,008,000.00	1.00	$706,008,000.00	1.00
Class A-1b	$1,000.00	$3.61	$0.00	$3.61	$185,000,000.00	1.00	$185,000,000.00	1.00
Class B	$1,000.00	$3.98	$0.00	$3.98	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$1,000.00	$4.08	$0.00	$4.08	$40,872,000.00	1.00	$40,872,000.00	1.00

Total	$1,000.00	$3.76	$0.00	$3.76	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$500,000,000.00		$500,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.